EQUITY - Share Buyback and Treasury Shares (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions																		1 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Jul. 29, 2022 USD ($) shares	Jun. 08, 2022 USD ($) $ / shares shares	Jun. 08, 2022 EUR (€) € / shares shares	Apr. 25, 2022 USD ($) $ / shares shares	Apr. 25, 2022 EUR (€) € / shares shares	Dec. 28, 2021 USD ($) $ / shares shares	Dec. 28, 2021 EUR (€) € / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 EUR (€) € / shares shares	Jul. 05, 2021 USD ($) $ / shares shares	Jul. 05, 2021 EUR (€) € / shares shares	Jun. 17, 2021 USD ($) $ / shares shares	Jun. 17, 2021 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Mar. 03, 2021 EUR (€) € / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) shares
Disclosure of reserves within equity [line items]
Share buyback (in shares)	41,300,000	41,300,000	60,400,000	33,300,000	33,300,000	31,800,000	31,800,000	34,100,000	34,100,000	67,400,000	67,400,000	24,500,000	24,500,000	17,800,000	17,800,000	27,100,000	27,100,000	35,636,253	35,636,253
Share buyback	$ 937	€ 939	$ 1,400	$ 1,000	€ 943	$ 1,000	€ 911	$ 1,000	€ 886	$ 2,200	€ 1,881	$ 750	€ 630	$ 570	€ 469	$ 650	€ 537	$ 500	€ 425	$ 2,937	$ 5,170		$ 500
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)	$ 22.67	€ 22.73		$ 29.99	€ 28.26	$ 31.49	€ 28.68	$ 29.34	€ 25.99	$ 32.64	€ 27.91	$ 30.66	€ 25.77	$ 31.94	€ 26.27	$ 23.97	€ 19.79	$ 14.03	€ 11.92
Cumulative payments for repurchase of equity | $				$ 2,000
Treasury shares (in shares)	72,471,843	72,471,843																		72,471,843	71,916,570	71,916,570	22,075,359
Significant shareholders
Disclosure of reserves within equity [line items]
Share buyback (in shares)																					62,200,000	62,200,000
Share buyback																					$ 1,878	€ 1,600